CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net loss	$ (12,354,930)	$ (7,870,378)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	385,464	385,464
Amortization of interest - conversion features	921,488	835,081
Amortization of interest	423,782	1,231,661
Gain on debt extinguishment, net	(245,105)	0
Change in fair value of derivative liability	(1,040,000)	60,000
Stock issued for professional services	864,500	0
Stock warrants expense	950,316	0
Stock options expense	1,582,217	723,262
Stock-based compensation expense	1,426,178	473,748
Changes in assets and liabilities:
Accounts receivable	(30,322)	0
Inventory	(176,032)	(39,461)
Prepaid expenses	86,238	42,585
Other assets	3,148	(21,896)
Accounts payable	(127,185)	168,842
Accrued expenses	1,037,486	150,865
Accrued interest payable	217,581	117,666
Related party payables	(80,996)	54,259
Net cash used in operating activities	(6,156,172)	(3,688,302)
Financing Activities:
Proceeds from public equity offering	10,004,245	0
Cost of public equity offering	(1,309,882)	0
Proceeds from private equity offering	5,997,873	0
Cost of private equity offering	(875,900)	0
Proceeds from exercise of stock warrants, net	3,328,143	88,470
Proceeds from notes payable - related parties	0	1,030,000
Repayments of notes payable - related parties	0	(30,000)
Proceeds from notes payable - non-related parties	0	1,005,000
Repayments of notes payable - non-related parties	(242,797)	0
Proceeds from convertible debenture payable	0	2,500,000
Repayments of convertible debenture payable	(3,048,781)	0
Debt issuance costs	0	(275,000)
Proceeds from exercise of stock options	0	19,258
Net cash provided by financing activities	13,852,901	4,337,728
Net Change In Cash	7,696,729	649,426
Cash At The Beginning Of The Period	882,268	232,842
Cash At The End Of The Period	8,578,997	882,268
Schedule Of Non-Cash Investing And Financing Activities:
Deemed dividends related to underwritten public offering warrants down round provision	5,005,857	0
Deemed dividends related to Original Warrants and New Warrant down round provision	3,495,583	0
Financing of prepaid insurance expenses	274,589	0
Non-related party debt converted to common shares	47,500	0
Exchange of common shares from exercise of stock options	38,015	0
Reclassification of common shares from reverse stock	155	0
Reclassification of elective shareholder conversion of common shares to preferred shares	30	0
Issuance of common stock for rent	0	49,600
Issuance of common stock for prior year accrued dividends	0	107,880
Issuance of common stock to settle prior year stock subscriptions payable	0	145,805
Intrinsic value-beneficial conversion feature	0	909,214
Relative fair value of stock warrants granted	0	1,939,756
Convertible debenture payable discount	0	823,781
Fair value of embedded conversion feature	0	980,000
Supplemental Disclosure:
Cash paid for interest	30,722	72,672
Cash paid for income taxes	$ 0	$ 0